Document and Entity Information Document	Feb. 25, 2025
Cover [Abstract]
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Feb. 25, 2025
Entity Registrant Name	Elastic N.V.
Entity Incorporation, State or Country Code	P7
Entity File Number	001-38675
Entity Tax Identification Number	98-1756035
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, €0.01 Par Value
Trading Symbol	ESTC
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001707753